Vanguard Target Maturity 2028 Corporate Bond ETF Expense Example - ETF Prospectus [Member] - Vanguard Target Maturity 2028 Corporate Bond ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 26